Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Entity Central Index Key	0001296484
Entity Registrant Name	TOP SHIPS INC.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Entity File Number	001-37889
Entity Address, Address Line One	1 Vas. Sofias & Meg.
Entity Address, Postal Zip Code	151 24
Entity Address, City or Town	Athens
Entity Address, Country	GR